Stock-based compensation - Summary of Restricted Stock Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Stock [Member]
Restricted stock
Restricted stock, nonvested, beginning balance (in shares)	86,197
Restricted stock, granted (in shares)	46,536
Restricted stock, vested (in shares)	(79,898)
Restricted stock, forfeited (in shares)	0
Restricted stock, nonvested, ending balance (in shares)	52,835	86,197
Weighted average grant-date fair value
Weighted average grant-date fair value, nonvested, beginning balance (usd per share)	$ 18.43
Weighted average grant-date fair value, granted (usd per share)	29.92	$ 18.15	$ 27.00
Weighted average grant-date fair value, vested (usd per share)	18.42
Weighted average grant-date fair value, forfeited (usd per share)	0.00
Weighted average grant-date fair value, nonvested, ending balance (usd per share)	$ 28.56	$ 18.43
Restricted Stock Units (RSUs) [Member]
Restricted stock
Restricted stock, nonvested, beginning balance (in shares)	1,009,887
Restricted stock, granted (in shares)	572,938
Restricted stock, vested (in shares)	(658,115)
Restricted stock, forfeited (in shares)	(135,791)
Restricted stock, nonvested, ending balance (in shares)	788,919	1,009,887
Weighted average grant-date fair value
Weighted average grant-date fair value, nonvested, beginning balance (usd per share)	$ 13.10
Weighted average grant-date fair value, granted (usd per share)	29.39
Weighted average grant-date fair value, vested (usd per share)	16.15
Weighted average grant-date fair value, forfeited (usd per share)	16.72
Weighted average grant-date fair value, nonvested, ending balance (usd per share)	$ 21.77	$ 13.10